Customer Co-Investment Program (Details) (EUR €)	1 Months Ended	12 Months Ended		12 Months Ended					1 Months Ended							12 Months Ended
	Jul. 09, 2012 Project	Dec. 31, 2012	Jul. 06, 2012	Dec. 31, 2012 Share Premium		Dec. 31, 2012 Participating Customers [Member]	Dec. 31, 2012 Intel [Member] Agreements	Jul. 09, 2012 Intel [Member]	Jul. 09, 2012 Foundation Administration Office MAKTSJAB [Member]	Aug. 05, 2012 Foundation TSMC [Member]	Aug. 27, 2012 Foundation Samsung [Member]	Jul. 09, 2012 Intel 450 MM NRE Funding Agreement [Member]	Jul. 09, 2012 Intel EUV NRE Funding Agreement [Member]	Aug. 05, 2012 TSMC NRE Funding Agreement [Member]	Aug. 27, 2012 Samsung NRE Funding Agreement [Member]	Dec. 31, 2012 Samsung [Member]	Dec. 31, 2012 TSMC [Member]
Related Party Transaction [Line Items]
Investment in ordinary shares as percentage of issued share capital						23.00%			15.00%	5.00%	3.00%
Equity participation, amount							€ 2,513,000,000									€ 503,000,000	€ 838,000,000
Percentage of acquisition of outstanding share capital Maximum							19.90%
Permission to acquire outstanding shares							4.99%
Additional Percentage of Outstanding shares acquired that should be held by the Intel Foundation							4.99%
Percentage of outstanding share capital						5.00%	2.00%									1.00%	1.00%
Percentage of transfer of shares							4.00%									1.50%	2.50%
Fund for R&D project							829,000,000	829,000,000				553,000,000	276,000,000	277,000,000	276,000,000
Period of acquisition of shares							18 months
Transfer of ordinary shares restriction period							2 years 6 months
Percentage of votes in General Meeting							50.00%
Number of funding agreements entered							2
Fair value based on quoted share prices		3,977,368,000		3,968,677,000
Customer Co-Investment Program (Textual) [Abstract]
Contribution of participating customers	1,380,000,000
Number of funding projects in Customer Co-Investment Program	2
Shares issued under customer co-investment program		3,853,900,000
Selling price of shares included in the customer co-investment program		€ 39.91	€ 39.91						€ 39.91
Suspension event voting restrictions percentage of issued share capital		25.00%
Repurchase of shares, percentage		25.00%
Percentage of acquisition of outstanding share capital Minimum		20.00%
The difference between the fair value of share and the subscription price		€ (123,416,000) [1]		€ (123,416,000)	[1]
Termination period of NRE funding agreement		Dec. 31, 2017

[1]	The difference between the fair value of the shares and the subscription price of the shares issued to the participating customers in the Customer Co- Investment Program.